SCHEDULE OF CONVERTIBLE LOAN NOTES (Details) - USD ($)	Mar. 31, 2025	Jan. 21, 2025	Dec. 20, 2024	Mar. 31, 2024
Convertible Loan Notes
Fair value of the Notes				$ 3,743,000
Accrued interest		$ 3,530,019	$ 751,781	347,342
Convertible loan notes				4,090,342
Current liabilities				3,975,534
Non-current liabilities				$ 114,808